Deferred Income Tax and income Tax Expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred Income Tax and income Tax Expense
30.	Deferred Income Tax and income Tax Expense
The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2021 and 2022, is as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	398,329	￦	398,710
Deferred tax assets to be recovered after more than 12 months		1,754,113		1,907,690

Deferred tax assets before offsetting		2,152,442		2,306,400

Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months		(642,954)		(586,522)
Deferred tax liabilities to be recovered after more than 12 months		(1,729,718)		(2,108,438)

Deferred tax liabilities before offsetting		(2,372,672)		(2,694,960)

Deferred tax assets after offsetting	￦	423,728	￦	579,090

Deferred tax liabilities after offsetting	￦	643,958	￦	967,650

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(in millions of Korean won)	2021
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Investments in associates and joint ventures		(181,564)		(68,166)		9,097		(240,633)
Depreciation and impairment loss		(4,175)		(84,413)		—		(88,588)
Plan assets		(521,257)		(17,340)		(331)		(538,928)
Advanced depreciation provision		(311,918)		(27,087)		—		(339,005)
Contract assets		(509,509)		15,592		—		(493,917)
Financial assets at fair value through profit or loss		(627)		291		—		(336)
Financial assets at fair value through other comprehensive income		(30,623)		(33,267)		16,369		(47,521)
Others		(472,153)		(150,013)		(1,578)		(623,744)

Total	￦	(2,031,826)	￦	(364,403)	￦	23,557	￦	(2,372,672)

Deferred tax assets
Depreciation and impairment loss		226,960		(1,139)		—		225,821
Contract liabilities		140,494		7,960		—		148,454
Defined benefit liabilities		598,364		(8,663)		(18,365)		571,336
Provisions		167,384		5,487		—		172,871
Others		758,060		141,727		(244)		899,543

Total	￦	1,891,262	￦	145,372	￦	(18,609)	￦	2,018,025

Temporary difference, net		(140,564)		(219,031)		4,948		(354,647)
Tax credit carryforwards		144,931		(10,514)		—		134,417

Total net balance	￦	4,367	￦	(229,545)	￦	4,948	￦	(220,230)

(in millions of Korean won)	2022
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures		(240,633)		(18,299)		3,748		(255,184)
Depreciation and impairment loss		(88,588)		(62,845)		—		(151,433)
Plan assets		(538,928)		(5,294)		1,322		(542,900)
Advanced depreciation provision		(339,005)		(182,934)		—		(521,939)
Contract assets		(493,917)		69,615		—		(424,302)
Financial assets at fair value through profit or loss		(336)		(73)		(11)		(420)
Financial assets at fair value through other comprehensive income		(47,521)		(71,396)		58,288		(60,629)
Others		(623,744)		(111,135)		(3,274)		(738,153)

Total	￦	(2,372,672)	￦	(382,361)	￦	60,073	￦	(2,694,960)

Deferred tax assets
Depreciation and impairment loss		225,821		(36,989)		—		188,832
Contract liabilities		148,454		(27,165)		—		121,289
Defined benefit liabilities		571,336		(22,423)		(67,055)		481,858
Provisions		172,871		(20,894)		(22)		151,955
Others		899,543		351,317		8,635		1,259,495

Total	￦	2,018,025	￦	243,846	￦	(58,442)	￦	2,203,429

Temporary difference, net		(354,647)		(138,515)		1,631		(491,531)
Tax credit carryforwards		134,417		(31,446)		—		102,971

Total net balance	￦	(220,230)	￦	(169,961)	￦	1,631	￦	(388,560)

The tax impacts recognized directly to equity as at December 31, 2020, 2021, and 2022, are as follows:

	December 31, 2020						December 31, 2021						December 31, 2022
( i n millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	54,969	￦	(12,972)	￦	41,997	￦	163,892	￦	(34,112)	￦	129,780	￦	(216,862)	￦	58,288	￦	(158,574)
Gain (loss) on valuation of hedge instruments		37,247		(9,860)		27,387		6,916		(1,644)		5,272		(42,510)		11,180		(31,330)
Remeasurements of net defined benefit liabilities		(77,382)		17,201		(60,181)		74,518		(18,696)		55,822		247,162		(65,733)		181,429
Share of gain (loss) of associates and joint ventures, and others		25,538		(8,820)		16,718		(34,909)		9,097		(25,812)		(14,931)		3,748		(11,183)
Exchange differences on translation for foreign operations		(3,614)		948		(2,666)		683		(178)		505		23,316		(5,852)		17,464
Gain or loss on disposal of treasury stock		(27,786)		7,288		(20,498)		(15,657)		4,080		(11,577)		(59,308)		14,886		(44,422)

Total	￦	8,972	￦	(6,215)	￦	2,757	￦	195,443	￦	(41,453)	￦	153,990	￦	(63,133)	￦	16,517	￦	(46,616)

Details of income tax expense for the years ended December 31, 2020, 2021 and 2022, are calculated as follows:

( i n millions of Korean won)	2020		2021		2022
Current income tax expense	￦	213,225	￦	289,471	￦	335,796
Impact of change in deferred taxes		72,124		229,545		169,961

Income tax expense	￦	285,349	￦	519,016	￦	505,757

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

( i n millions of Korean won)	2020		2021		2022
Profit before income tax expense	￦	1,031,605	￦	1,978,411	￦	1,891,392

Statutory income tax expense	￦	273,329	￦	533,701	￦	509,771
Tax effect
Income not taxable for taxation purposes		(24,657)		(4,307)		(47,550)
Non-deductible expenses		31,741		20,570		53,398
Tax credit		(47,056)		(31,517)		(54,895)
Additional payment of income taxes		429		(221)		11,744
Adjustments in deferred tax from changes in tax rate		—		—		(41,545)
Tax effect and adjustment on consolidation
Goodwill impairment		—		—		5,809
Eliminated dividend income form subsidiaries		20,682		7,264		—
Changes of out-side tax effect		38,552		4,738		29,922
Intangible Asset impairment and amortization		3,790		796		5,276
Reversal expenses of contract cost assets		(6,643)		(2,932)		(4,800)
Change in scope of consolidation		—		(5,128)		—
Others		(4,818)		(3,948)		38,627

Income tax expense	￦	285,349	￦	519,016	￦	505,757

Details of deferred tax assets and liabilities that are not recognized as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	2021		2022
Deductible temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	2,355,539	￦	3,384,295
Unused tax loss		106,853		103,326
Unused Tax credit		1,376		1,988
Others		119,265		387,084

Total	￦	2,583,033	￦	3,876,693

Taxable temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	568,540	￦	857,076
Others		—		216,660

Total	￦	568,540	￦	1,073,736

The expected period of expiry for unused tax losses not recognized in deferred tax assets as at December 31, 2021 and 2022, is as follows:

( i n millions of Korean won)	2021		2022
2022	￦	4,249	￦	—
2023		76,133		72,512
2024		4,484		5,011
2025		2,836		3,701
2026		2,390		2,112
2027		3,419		2,534
2028		2,091		396
2029		2,579		617
2030		3,111		2,198
2031		1,841		1,360
Atter 2032		3,720		12,885

Total	￦	106,853	￦	103,326